Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Licensing revenue	$ 1,750,000	$ 100,000	$ 115,807
Grant revenue			51,870
Royalty revenue	550,736	335,160	2,306,560
Total revenue	2,300,736	435,160	2,474,237
EXPENSES
Research and development	16,888,849	44,182,260	39,705,502
General and administration	8,229,523	6,981,490	5,940,360
Licensing expense	95,000	50,000	268,750
Depreciation and amortization	258,946	148,240	167,986
Total expenses	25,472,318	51,361,990	46,082,598
OTHER
Convertible note fair value adjustment	(4,328,468)	(23,427)	(1,870,916)
Investment impairment charge			(286,000)
Interest expense	(348,019)	(681,573)	(688,083)
Other income		15,000	244,479
Interest income	8,539	8,326	12,665
LOSS BEFORE INCOME TAX BENEFIT	(27,839,530)	(51,608,504)	(46,196,216)
Income tax benefit	121,791
NET LOSS	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Loss per common share:
Basic (in dollars per share)	$ (1.27)	$ (3.15)	$ (4.21)
Diluted (in dollars per share)	$ (1.27)	$ (3.15)	$ (4.21)
Weighted average number of common and common equivalent shares outstanding:
Basic (in shares)	21,757,906	16,397,618	10,985,291
Diluted (in shares)	21,757,906	16,397,618	10,985,291